Cash, Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Cash and cash equivalents:
Cash	$ 224,080		$ 364,766
Short-term investments:
Bank time deposits	385,105		31,188
Total cash, cash equivalents and short-term investments	609,185		$ 395,954
Interest income	$ 5,300	$ 3,200